Note 5 - Allowance for Loan Losses (Details) - Changes in the Allowance for Loan Losses - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in the Allowance for Loan Losses [Abstract]
Balance, Beginning of Year	$ 8,802,316	$ 11,805,986	$ 12,736,921
Provision for Loan Losses	865,500	1,308,000	4,485,000
Loans Charged Off	(2,083,347)	(5,104,491)	(6,227,716)
Recoveries of Loans Previously Charged Off	1,019,436	792,821	811,781
Balance, End of Year	$ 8,603,905	$ 8,802,316	$ 11,805,986